Summary of Net Realized Investment Gains and Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Realized Investment Gains and Losses
Realized gains on sales	[1]	$ 12	$ 53	$ 50
Realized losses on sales	[1]	(10)	(16)	(90)
Net realized derivative losses		(309)	(9)	(42)
Valuation losses and other	[2]	(30)	(5)	(3)
OTTI losses	[3],[4]	(3)	(11)	(26)
Net realized investment (losses) gains		$ (340)	$ 12	$ (111)

[1]	Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.
[2]	As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.
[3]	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.
[4]	OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.